DISTRIBUTION OF PROFIT AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2019
DISTRIBUTION OF PROFIT AND RESTRICTED NET ASSETS
DISTRIBUTION OF PROFIT AND RESTRICTED NET ASSETS

16. DISTRIBUTION OF PROFIT AND RESTRICTED NET ASSETS

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Company’s PRC subsidiaries registered as wholly owned foreign enterprise have to make appropriations from their after-tax profits as determined under Chinese Accounting Standards (“CAS”) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with CAS. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective Company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective Company’s discretion.

In addition, in accordance with the PRC Company Laws, the Company’s PRC subsidiaries registered as Chinese domestic Companies must make appropriations from their after-tax profits as determined under CAS to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under CAS. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective Company. Appropriation to the discretionary surplus fund is made at the discretion of the respective Company.

The general reserve is used to offset future losses. The subsidiary may, upon a resolution passed by the shareholder, convert the general reserve into capital. These reserves represent appropriations of the retained earnings determined in accordance with the Chinese law.

In addition to the general reserve, the Company’s PRC subsidiaries are required to obtain approval from the local PRC government prior to distributing any registered share capital. Accordingly, both the appropriations to general reserve and the registered share capital of the Company’s PRC subsidiaries are considered as restricted net assets amounting to $16,000,000 and $19,505,000 as of December 31, 2018 and 2019, representing 12.8% and 14.2% of the Company’s total consolidated net assets as of December 31, 2018 and 2019, respectively.